INVESTMENTS, DEBT AND DERIVATIVES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Schedule of investments and derivatives assets
The Group holds the following investments and derivatives assets as of December 31:

	2025	2024
At fair value
Other financial assets - VEON Ltd. shares	—	8
	—	8

At amortized cost
Indemnity receivable from VEON Amsterdam B.V.	40	—
Loan receivable from VEON Amsterdam B.V.	—	363
Other receivables from VEON Amsterdam B.V.	9	—
Security deposits and cash collateral	119	64
Bank deposits	2	—
Other investments	—	30
	170	457

Total investments and derivatives	170	465
Non-current	2	—
Current	168	465

Schedule of outstanding debt and derivatives liabilities
The Group holds the following outstanding debt and derivatives liabilities as of December 31:

	2025	2024

At fair value
Warrants	27	—
Total at fair value	27	—

At discounted redemption amount
Put option liabilities	2	9
Total at discounted redemption amount	2	9

At amortized cost
Bonds	38	585
Interest accrued on Bonds	2	6
Lease liabilities	374	294
Loan Note Payable - VEON Amsterdam B.V.	57	—
Other financial liabilities	16	—
Total at amortized cost	487	885

Total debt and derivatives	516	894
Non-current	287	225
Current	229	669

Schedule of reconciliation of cash flows from financing activities
Reconciliation of cash flows from financing activities

	Bonds and interest accrued on bonds	Loan note VEON Amsterdam	Lease liabilities	Warrants	Put option liabilities	Other financial liabilities	Total

Balance as of January 1, 2025	591	—	294	—	9	—	894

Cash flows
Proceeds from borrowings, net of fees paid	7	—	—	—	—	—	7
Repayment of debt	(583)	(123)	(37)	—	—	—	(743)
Interest paid	(19)	—	(58)	—	—	—	(77)

Non-cash movements
Loan Note receipt	—	178	—	—	—	—	178
Interest and fee accruals	18	2	59	—	—	—	79
Lease additions, disposals, impairment and modifications	—	—	118	—	—	—	118
Foreign currency translation	26	—	(2)	—	—	—	24
Warrants issued	—	—	—	27	—	—	27
Put option exercised	—	—	—	—	(7)	—	(7)
Other financial liabilities	—	—	—	—	—	16	16

Balance as of December 31, 2025	40	57	374	27	2	16	516

	Bonds and interest accrued on bonds	Loan from parent	Lease liabilities	Put option liability	Total

Balance as of January 1, 2024	602	4	281	11	898

Cash flows
Repayment of debt	—	—	(29)	—	(29)
Interest paid	(25)	—	(53)	—	(78)

Non-cash movements
Interest and fee accruals	26	—	54	—	80
Lease additions, disposals, impairment and modifications	—	—	76	—	76
Foreign currency translation	(12)	—	(30)	—	(42)
Other non-cash movements	—	(4)	(5)	(2)	(11)

Balance as of December 31, 2024	591	—	294	9	894